Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Commitments and contingencies
21. Commitments and contingencies:

Litigation

The Company is subject to legal and regulatory actions that arise from time to time in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events.

There is no material pending or threatened litigation against the Company that remains outstanding as of December 31, 2021.

Guarantee letters

The Company has contingent liabilities in relation to performance guarantee letters and other guarantees provided to third parties that arise from its normal business activity and from which no substantial charges are expected to arise. As of December 31, 2021, issued letters of guarantee amount to $2,741,975.

Contractual obligations

In December 2021, the Company entered into a supply agreement by and among the Company, in its capacity as Customer, and BASF New Business GmbH, in its capacity as Seller. The supply agreement provides for the purchase by the Company of 21,000m2 (Minimum Quantity) of membrane from BASF during the contract duration from January 1, 2022 until December 31, 2025. The following table summarizes our contractual obligations as of December 31, 2021:

Fiscal Year Ended December 31,	Quantity (m2)	Price
2022	3,000	$1,053,318
2023	4,000	1,268,512
2024	6,000	1,698,900
2025	8,000	2,265,200
Total	21,000	$6,285,930

Operating Leases

On February 5, 2021, the Company entered into a lease agreement by and among the Company, in its capacity as Tenant, and BP Hancock LLC, a Delaware limited liability company, in its capacity as Landlord. The lease provides for the rental by the Company of office space at 200 Clarendon Street, Boston, MA 02116 for use as the Company’s executive offices. Under the terms of the lease, the Company leases 6,041 square feet at an initial fixed annual rent of $456,095. The term of the lease is for five years (unless terminated as provided in the lease) and commenced on April 1, 2021. The Company provided security in the form of a security deposit in the amount of $114,023 which is included in Other non-current assets on the consolidated balance sheet as of December 31, 2021.

On March 8, 2021, the Company entered into a lease for 21,401 square feet as a product development and manufacturing center at Hood Park in Charlestown, MA. Under the terms of the lease, the Company will pay an initial fixed annual rent of $1,498,070. The lease has a term of eight years and five months, with an option to extend for five years, and is expected to commence in August 2022. The Company is obliged to provide security in the form of a security deposit in the amount of $750,000 before commencement of the lease.

On August 31, 2021, the Company through its wholly owned subsidiary, FES, entered into a lease agreement by and among the Company, in its capacity as lessee, and fischer group SE & Co. KG, having its registered seat in Achern, in its capacity as lessor.  The lease provides for the rental by the Company of office space, workspace and outdoor laboratory at 77855 Achern, Im Gewerbegebiet 7 for use by FES.  Under the terms of the lease, the Company leases 1,017 square feet at a monthly basic rate of Euros 7,768 plus VAT. The Company provided security in the form of a parent guarantee for a maximum amount of Euro 30,000.

Additionally, the Company’s subsidiaries Advent Technologies S.A., UltraCell LLC, Advent Technologies A/S and Advent Green Energy Philippines, Inc. have in place rental agreements for the lease of office and factory spaces.

During the years ended December 31, 2021 and 2020 the Company recorded lease expenses of $761,188 and $26,672, respectively.

Future Lease Payments

Future minimum lease payments under operating leases expiring subsequent to December 31, 2021, are summarized as follows:

Fiscal Year Ended December 31,
2022	$1,458,088
2023	2,299,875
2024	2,283,363
2025	2,319,447
2026	1,942,341
Thereafter	6,350,640
Total	$16,653,754